Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Finite Lived Intangible Assets Excluding Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 571	¥ 945
Domain names and others
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	4,242		¥ 4,342
Accumulated amortization	(3,391)		(2,820)
Net carrying value	¥ 851		¥ 1,522